S-K 1602, SPAC Registered Offerings	Nov. 18, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we do not consummate an initial business combination within 24 months from the closing of this offering or our board of directors approves an earlier liquidation, we will redeem 100% of the public shares for cash, subject to applicable law and certain conditions as described herein. We may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, and the related amendments are approved by the shareholders, holders of our public shares will be offered an opportunity to redeem their shares upon the implementation by the directors of any such amendment.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]
Our sponsor, General Purpose Acquisition Corp Services LLC, has agreed to purchase an aggregate of 400,000 private placement units (or up to 430,000 private placement units if the underwriters’ over-allotment option is exercised in full), at a price of $10.00 per unit, for an aggregate purchase price of $4,000,000 (or up to $4,300,000 if the underwriters’ over-allotment option is exercised in full) and the underwriters have agreed to purchase an aggregate of 200,000 private placement units (or up to 230,000 private placement units if the underwriters’ over-allotment option is exercised in full), at a price of $10.00 per unit, for an aggregate purchase price of $2,000,000 (or up to $2,300,000 if the underwriters’ over-allotment option is exercised in full), in each case in a private placement that will close simultaneously with the closing of this offering. We refer to these units throughout this prospectus as the private placement units. Each private placement warrant, upon aggregation of the fractional private placement warrants contained in each private placement unit, is exercisable to purchase one whole Class A ordinary share at a price of $11.50 per share, subject to adjustment, terms and limitations as described herein. The private placement warrants are identical to the warrants sold in this offering, subject to certain limited exceptions, as described in this prospectus. None of the private placement warrants will be redeemable by us. Each private placement share included in each private placement unit will not have any redemption rights or be entitled to liquidating distributions from the trust account if we fail to consummate an initial business combination. A portion of the proceeds from the sale of the private placement units will be placed in the trust account described below. The private placement units purchased by the underwriters are deemed underwriters’ compensation by the Financial Industry Regulatory Authority (“FINRA”) pursuant to Rules 5110(e)(1) and (e)(2) of the FINRA Manual.
Further, our sponsor currently owns 5,750,000 of our Class B ordinary shares, par value $0.0001 per share (up to 750,000 of which are subject to forfeiture), which will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or earlier at the option of the holder on a one-for-one basis (such Class A ordinary share delivered upon conversion will not have any redemption rights or be entitled to liquidating distributions from the trust account if we fail to consummate an initial business combination), subject to adjustment as described herein. Prior to the completion of our initial business combination, only holders of our Class B ordinary shares will be entitled to vote on the appointment and removal of directors or in a vote to transfer the company by way of continuation to a jurisdiction outside the Cayman Islands. The founder shares held by our sponsor were purchased for $25,000, or approximately $0.004 per share, which, as further described in this prospectus, may result in material dilution to public holders when converted into Class A ordinary shares or if the anti-dilution provision of the founder shares results in the issuance of Class A ordinary shares on a greater than one-to-one basis (for more information on dilution, also see the section entitled “Dilution” in this prospectus). As further described under “Offering — Other Considerations and Conflicts of Interest — Compensation of Sponsor, Sponsor’s Affiliates and Directors and Officers,” we expect to make certain payments and reimbursements, or pay certain fees, to our sponsor, officers or directors, or our or their affiliates, including but not limited to the payment of $25,000 per month to our sponsor for office space, secretarial and administrative services. Our sponsor may also, but is not obligated to, enter into certain arrangements with us to finance transaction costs in connection with an initial business combination, including up to $1,500,000 of loans convertible into private placement units at a price of $10.00 per private placement unit at the option of the lender. As more fully discussed in the section of this prospectus entitled “Management—Conflicts of Interest,” our officers and directors currently have certain relevant fiduciary duties or contractual obligations that may take priority over their duties to us and there may be a conflict of interest in our director’s and officer’s determination as to how much time to devote to our affairs and to which entity a particular business opportunity is presented. We may also decide to acquire one or more businesses affiliated with our sponsor or our officers or directors, or our directors, officers, sponsor and their affiliates may sponsor or become affiliated with entities that have a similar activity than ours. Further, our officers and directors have indirect economic interests in us and/or our sponsor and a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination since our sponsor, officers and directors may lose their entire investment in us if an initial business combination is not completed. As a result, there may be actual or potential material conflicts of interest between our sponsor and its affiliates on the one hand, and purchasers in this offering on the other hand. For more information, also see “Summary — Other Considerations and Conflicts of Interest,” “Risk Factors — Risks Relating to our Sponsor and Management Team” and “Principal Shareholders.”

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares included in the public units offered hereby at varying levels in the scenarios in which the over-allotment option is not exercised and exercised in full. See section entitled “Dilution” for more information.

As of September 30, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.55	$6.96	$3.04	$5.98	$4.02	$4.08	$5.92	$(1.24)	$11.24
Assuming No Exercise of Over-Allotment Option
$7.52	$6.92	$3.08	$5.94	$4.06	$4.02	$5.98	$(1.32)	$11.32

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]
Acquisition Criteria
Consistent with our strategy, we have identified the following general criteria and guidelines which we believe are important in evaluating prospective target businesses. We will use these criteria and guidelines in evaluating acquisition opportunities, but we may decide to enter into our initial business combination with a target business that does not meet these criteria and guidelines. We intend to acquire one or more businesses that we believe:
■
Will benefit from a public currency. Access to the public equity markets could allow the target company to utilize an additional form of capital, enhancing its ability to pursue accretive acquisitions, high-return capital projects, and/or strengthen its balance sheet;

■	Has a healthy growing platform. We will seek to invest in companies that we believe possess attractive business models that will provide a growing platform for equity investors;
■
Has a management team and/or a strong sponsor that desires a significant equity stake in the post-business combination company. We will seek to partner with a management team and/or seller who is well-incentivized and aligned in an effort to create shareholder value;

■
Can be acquired at an attractive valuation for public market investors. We will seek to be a disciplined steward of capital that will invest on terms that we believe provide attractive risk-adjusted returns. We intend to focus on target companies with an approximate enterprise of $600 million to 1.8 billion;

■	Will be resilient to economic cycles. We will focus on recession-resilient business models; and
■	Are commercial stage assets that have an attractive cash flow profile and/or unit economics. We will seek to target businesses with attractive financial attributes.
These criteria are not intended to be exhaustive. We may use other criteria as well. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of tender offer documents or proxy solicitation materials that we would file with the SEC.
Our Acquisition Process
In evaluating a prospective target business, we expect to conduct a thorough due diligence review which will encompass, among other things, meetings with incumbent management and employees, document reviews, inspection of facilities, as well as a review of financial, operational, legal and other information which will be made available to us. We will also utilize our operational and capital planning experience.
As described in more details below under “—Other Consideration and Conflicts of Interest” and in the section entitled “Management—Conflicts of Interest,” we are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors and conflicts of interest may arise if we select a business combination target that is affiliated with our sponsor, officer or directors. In the event we seek to complete our initial business combination with a company that is affiliated with our sponsor, officers or directors, we, or a committee of independent directors, will obtain an opinion that the consideration to be paid by us in our initial business combination is fair to our company from a financial point of view from either an independent investment banking firm or an independent valuation or accounting firm. We are not required to obtain such an opinion in any other context. Despite our agreement to obtain an opinion from an independent investment banking firm or an independent valuation or accounting firm regarding the fairness to our company from a financial point of view of a business combination with one or more target businesses affiliated with our sponsor, officers or directors, potential conflicts of interest still may exist and, as a result, the terms of the business combination may not be as advantageous to our public shareholders as they would be absent any conflicts of interest. Such conflicts of interest in connection with a business combination with a business affiliated with our sponsor, officers or directors include conflicts related to the additional fiduciary and contractual duties that our directors and officers may have (as further described in the next paragraph) and conflicts resulting from our directors’ and officers’ indirect ownership in the founder shares and private placement units held by our sponsor and the effective price at which such securities were purchased by the sponsor and which may result in the selection of an acquisition target that subsequently declines in value and is unprofitable for public shareholders (while still profitable from our sponsor’s, directors’ and officers’ perspective) instead of not consummating a business combination at all or with a different business combination target (for more information, also see “— Other Consideration and Conflicts of Interest”).
Our founders, officers and directors presently have, and any of them in the future may have additional, fiduciary and contractual duties to other entities, including without limitation, any future SPACs they may be involved in. As a result, if any of our founders, officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he, she or it has then-current fiduciary or contractual obligations (including, without limitation, any future SPACs they may be involved in), he or she may need to honor such fiduciary or contractual obligations to present such business combination opportunity to such entity. If these entities decide to pursue any such opportunity, we may be precluded from pursuing the same. Further, members of our management team will directly or indirectly own our ordinary shares and/or private placement units (including their underlying securities) following this offering, and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. The low price that our sponsor, officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.
Although affiliates of our directors and officers or entities, to which they have fiduciary obligations, may pursue a similar target universe to us for acquisition or investment opportunities, we anticipate that the specific companies or assets that we may target (e.g. companies in the maritime, logistics, and digital infrastructure sectors seeking to go public) will only overlap as appropriate opportunities for such entities and persons due to their investment mandates if such potential targets also desire to enter into other debt or equity transactions with such entities and persons in connection with a going public transaction, which our potential targets may choose to effectuate via a business combination with us or without us via a business combination with a competing SPAC or the use of a more traditional initial public offering or direct listing structure. Therefore, we do not expect the fiduciary and contractual duties of our directors, officers, their affiliates and entities, to which they have fiduciary obligations, to materially affect our ability to select an appropriate acquisition target and complete an initial business combination.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]
The table below summarizes (i) the number of founder shares and private placement units issued or to be issued to the sponsor simultaneously with the consummation of this offering and the price paid or to be paid by the sponsor for such securities, and (ii) the main items of compensation received or eligible to be received by the sponsor, our sponsor’s affiliates and our directors and officers:

Entity/Individual	Amount of Compensation received or to be Received or Securities Issued or to be Issued	Consideration
Sponsor	5,750,000 founder shares(1) (of which 750,000 are subject to forfeiture to the underwriters do not exercise their overallotment option)	$25,000 or approximately $0.004 per founder share

400,000 private placement units (or 430,000 private placement units if the underwriters’ over-allotment option is exercised in full)

	$25,000 per month	Office space, secretarial and administrative services

	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses

Sponsor, officers or directors, or our or their affiliates
Up to $1,500,000 in working capital loans by our sponsor, our sponsor’s affiliates and our directors or officers. Such loans may be converted at the option of the lender into private placement units at a conversion price of $10.00 per unit(2)
Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination

Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf.(3)
Services in connection with identifying, investigating and completing an initial business combination

(1)
As described below under “Offering—Founder shares conversion and anti-dilution rights,” the founder shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal price of $0.004 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “Offering—Payments to insiders” and “Offering—Additional financing.”

(2)
The $10.00 per private placement unit conversion price for such working capital loans may potentially be significantly less than the market price of our shares at the time the lenders elect to convert their working capital loans into private placement units. Further, the $11.50 exercise price of the private placement warrants included in the private placement units issuable upon conversion of working capital loans may be significantly less than the market price of our shares at the time such private placement warrants are exercised. Similarly, depending on the market price of our shares at the time our private placement warrants are exercised, the cashless exercise feature of our private placement warrants may also result in material dilution to our public shareholders given that the cashless exercise of the warrants will not result in any cash proceeds to us and holders of our private placement warrants would pay the private placement warrant exercise price by surrendering their warrants for a number of Class A ordinary shares equal to the quotient obtained by dividing (x) the product of the number of Class A ordinary shares underlying the warrants, multiplied by the excess of the “fair market value” (as defined below) over the exercise price of the warrants by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of warrant exercise is sent to the warrant agent. Therefore, such private placement unit issuances may result in significant dilution to holders of our shares. For more information also see “Risk Factor—Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination—We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could dilute the interests of our existing shareholders and add costs” and “Risk Factors—Risks Relating to our Sponsor and Management Team—Our warrants may have an adverse effect on the market price of our Class A ordinary shares and make it more difficult to effectuate our initial business combination.”
(3)
For more information, also see “Effecting Our Initial Business Combination —Sources of Target Businesses,” “Management —Executive Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.”

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)
As described below under “Offering—Founder shares conversion and anti-dilution rights,” the founder shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal price of $0.004 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “Offering—Payments to insiders” and “Offering—Additional financing.”

(2)
The $10.00 per private placement unit conversion price for such working capital loans may potentially be significantly less than the market price of our shares at the time the lenders elect to convert their working capital loans into private placement units. Further, the $11.50 exercise price of the private placement warrants included in the private placement units issuable upon conversion of working capital loans may be significantly less than the market price of our shares at the time such private placement warrants are exercised. Similarly, depending on the market price of our shares at the time our private placement warrants are exercised, the cashless exercise feature of our private placement warrants may also result in material dilution to our public shareholders given that the cashless exercise of the warrants will not result in any cash proceeds to us and holders of our private placement warrants would pay the private placement warrant exercise price by surrendering their warrants for a number of Class A ordinary shares equal to the quotient obtained by dividing (x) the product of the number of Class A ordinary shares underlying the warrants, multiplied by the excess of the “fair market value” (as defined below) over the exercise price of the warrants by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of warrant exercise is sent to the warrant agent. Therefore, such private placement unit issuances may result in significant dilution to holders of our shares. For more information also see “Risk Factor—Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination—We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could dilute the interests of our existing shareholders and add costs” and “Risk Factors—Risks Relating to our Sponsor and Management Team—Our warrants may have an adverse effect on the market price of our Class A ordinary shares and make it more difficult to effectuate our initial business combination.”
(3)
For more information, also see “Effecting Our Initial Business Combination —Sources of Target Businesses,” “Management —Executive Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.”

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]
Affiliates of members of our board of directors will directly or indirectly own founder shares and private placement units (including their underlying securities) following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Due to their economic interest in our sponsor of approximately 70% and 30% respectively, each of Peter Georgiopoulos and Leonard Vrondissis may be considered to have a material interest in our sponsor. The low price that our sponsor, officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we do not complete our initial business combination within 24 months from the closing of this offering, the founder shares and private placement units held by our sponsor may lose most of their value, except to the extent that the founder shares or the Class A ordinary shares included in the private placement units receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Similarly, additional conflicts of interests may arise and incentives may be created to select an acquisition target that subsequently declines in value and is unprofitable for public shareholders instead of not consummating a business combination if (i) after the redemption of public shareholders no assets are available outside of the trust account to repay any loans extended to us by our sponsor, affiliates of our sponsor or our officers and directors and to reimburse our sponsor and others for any out-of-pocket expenses incurred in connection with identifying, investigating and completing an initial business combination or (ii) not consummating a business combination within the allotted time may require service providers to forfeit their fees. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers or directors were to be included by a target business as a condition to any agreement with respect to our initial business combination.

De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, and the related amendments are approved by the shareholders , holders of Class A ordinary shares will be offered an opportunity to redeem their shares upon the implementation by the directors of any such amendment, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, and the related amendments are approved by the shareholders , holders of Class A ordinary shares will be offered an opportunity to redeem their shares upon the implementation by the directors of any such amendment, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor may lose its entire investment in our founder shares and our private placement units.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor may lose its entire investment in our founder shares and our private placement units.
SPAC, Securities Offered, Material Terms [Text Block]
Securities offered
20,000,000 units (or up to 23,000,000 units if the underwriters’ over-allotment option is exercised in full), at $10.00 per unit, each unit consisting of:
•	one Class A ordinary share; and
•	one-half of one redeemable warrant.
Proposed Nasdaq symbols
Units: “GPACU”
Class A ordinary shares: “GPAC”
Warrants: “GPACW”
Trading commencement and separation of Class A ordinary shares and warrants
The units are expected to begin trading on or promptly after the date of this prospectus. The Class A ordinary shares and warrants comprising the units will begin separate trading on the 52nd day following the date of this prospectus (or, if such date is not a business day, the following business day) unless Jefferies LLC, the representative of the underwriters, informs us of their decision to allow earlier separate trading, subject to our having filed the Current Report on Form 8-K described below and having issued a press release announcing when such separate trading will begin. Once the Class A ordinary shares and warrants commence separate trading, holders will have the option to continue to hold units or separate their units into the component securities. Holders will need to have their brokers contact our transfer agent in order to separate the units into Class A ordinary shares and warrants. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. Accordingly, unless you purchase at least two units, you will not be able to receive or trade a whole warrant.
Additionally, the units will automatically separate into their component parts and will not be traded after completion of our initial business combination.
Separate trading of the Class A ordinary shares and warrants is prohibited until we have filed a Current Report on Form 8-K
In no event will the Class A ordinary shares and warrants be traded separately until we have filed with the SEC a Current Report on Form 8-K which includes an audited balance sheet reflecting our receipt of the gross proceeds at the closing of this offering. We will file the Current Report on Form 8-K promptly after the closing of this offering. If the underwriters’ over-allotment option is exercised following the initial filing of such Current Report on Form 8-K, a second or amended Current Report on Form 8-K will be filed to provide updated financial information to reflect the exercise of the underwriters’ over-allotment option.
Units:
Number outstanding before this offering
0
Number of public units outstanding after this offering
20,000,000(1)
Number of private placement units to be sold in a private placement simultaneously with this offering
600,000(1)
Total number of units outstanding after this offering
20,600,000(1)
Ordinary shares:
Number outstanding before this offering
5,750,000(2)(3)
Number outstanding after this offering
25,600,000(1)(2)(4)
Warrants:
Number of private placement warrants to be sold as part of private placement units in a private placement simultaneously with this offering
300,000(1)
Number of warrants to be outstanding after this offering and the sale of private placement units in a private placement simultaneously with this offering
10,300,000(1)(5)
Exercisability
Each whole warrant is exercisable to purchase one Class A ordinary share, subject to adjustment as described herein. Only whole warrants are exercisable.
We structured each unit to contain one-half of one redeemable warrant, with each whole warrant exercisable for one Class A ordinary share, as compared to units issued by some other similar blank check companies which contain whole warrants exercisable for one whole share, in order to reduce the dilutive effect of the warrants upon completion of our initial business combination as compared to units that each contain a whole warrant to purchase one whole share, thus making us, we believe, a more attractive business combination partner for target businesses.
(1)	Assumes no exercise of the underwriters’ over-allotment option.
(2)
Founder shares are currently classified as Class B ordinary shares, which shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or earlier at the option of a holder on a one-for-one basis, subject to adjustment as described below adjacent to the caption “Founder shares conversion and anti-dilution rights” and in our amended and restated memorandum and articles of association.

(3)	Includes up to 750,000 founder shares that are subject to forfeiture if the underwriters do not exercise their over-allotment option in full.
(4)
Includes 20,000,000 public shares, 600,000 private placement units (purchased by our sponsor and the underwriters in a private placement simultaneously with the closing of this offering) and 5,000,000 founder shares, assuming 750,000 founder shares have been forfeited.

(5)	Includes 10,000,000 public warrants and 300,000 private placement warrants included in the private placement units.

SPAC, Securities Offered, Same Class as Held by Sponsor and Affiliates [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]
Proceeds to be held in trust account
The Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the proceeds we will receive from this offering and the sale of the private placement units described in this prospectus, $200,000,000, or $230,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per share in either case), will be deposited into a segregated trust account located in the United States at J.P. Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee and approximately $700,000 will be used to pay expenses in connection with the closing of this offering and approximately $1,300,000 will be used for working capital following this offering. The proceeds to be placed in the trust account include $8,000,000 (or $9,200,000 if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions.
Except with respect to permitted withdrawals, our amended and restated memorandum and articles of association, as discussed below and subject to the requirements of law and regulation, will provide that the proceeds from this offering and the sale of the private placement units held in the trust account will not be released from the trust account (1) to us, until the completion of our initial business combination, or (2) to our public shareholders, until the earliest of (a) the completion of our initial business combination, and then only in connection with those Class A ordinary shares that such shareholders properly elected to redeem, subject to the limitations described herein, (b) the redemption of any public shares properly elected to redeem upon the implementation by the directors of, following a shareholder vote, an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or (B) with respect to any other material provision relating to the rights of holders of our Class A ordinary shares, and (c) the redemption of our public shares if we have not consummated our business combination within 24 months from the closing of this offering, subject to applicable law. Public shareholders who redeem their Class A ordinary shares in connection with a shareholder vote described in clause (b) in the preceding sentence shall not be entitled to funds from the trust account upon the subsequent completion of an initial business combination or liquidation if we have not consummated an initial business combination within 24 months from the closing of this offering, with respect to such Class A ordinary shares so redeemed. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 200,000,000
SPAC, Securities Offered, Redemption Rights [Text Block]
Redemption rights for public shareholders upon completion of our initial business combination
We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account and not previously released to us for permitted withdrawals, divided by the number of then-issued and outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter. The redemption rights may include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. There will be no redemption rights upon the completion of our initial business combination with respect to our private placement units or any private placement shares included therein. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Further, we will not proceed with redeeming our public shares, even if a public shareholder has properly elected to redeem its shares, if a business combination does not close. Our sponsor and each member of our management team and the underwriters have entered into an agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares included in any private placement units and public shares in connection with (i) the completion of our initial business combination and (ii) the implementation by the directors of, and following a shareholder vote to approve, an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed or repurchased in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or (B) with respect to any other material provision relating to the rights of holders of our Class A ordinary shares.
Manner of conducting redemptions
We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination either (i) in connection with a shareholder meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement. Asset acquisitions and share purchases would not typically require shareholder approval, while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would typically require shareholder approval. We currently intend to conduct redemptions in connection with a shareholder vote unless shareholder approval is not required by applicable law or stock exchange rule or we choose to conduct redemptions pursuant to the tender offer rules of the SEC for business or other reasons. If we hold a shareholder vote to approve our initial business combination, we will:
•
conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and

•	file proxy materials with the SEC.
If we seek shareholder approval, we will complete our initial business combination only if the business combination is approved by an ordinary resolution under Cayman Islands law, which requires the affirmative vote of a simple majority of such holders as, being entitled to do so, vote in person or by proxy (where allowed) at a general meeting of the company (and where a poll is taken regard shall be had in computing a majority to the number of votes to which each holder is entitled). In such case, our sponsor and our management team have agreed to vote their founder shares, private placement shares included in any private placement units and any public shares (including public shares that are part of a public unit) purchased during or after this offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto). As a result, in addition to our founder shares and private placement shares included in the private placement units issued concurrently with the consummation of this offering, we would need 7,200,001, or 36%, of the 20,000,000 public shares sold in this offering to be voted in favor of an initial business combination in order to have our initial business combination approved (assuming all issued and outstanding shares are voted and the over-allotment option is not exercised). Assuming that only the holders of one-third of our issued and outstanding ordinary shares, representing a quorum under our amended and restated memorandum and articles of association, vote their shares, we will not need any public shares in addition to our founder shares and the private placement shares included in the private placement units purchased by our sponsor simultaneously with this offering to be voted in favor of an initial business combination in order to approve an initial business combination. Each public shareholder may elect to redeem their public shares irrespective of whether they vote for or against the proposed transaction or vote at all. Our amended and restated memorandum and articles of association will require that at least five clear days’ notice will be given of any such shareholder meeting. If we conduct redemptions pursuant to the tender offer rules of the SEC, we will, pursuant to our amended and restated memorandum and articles of association:
•	conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers; and
•
file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

Upon the public announcement of our initial business combination, if we elect to conduct redemptions pursuant to the tender offer rules, we and our sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase our Class A ordinary shares in the open market, in order to comply with Rule 14e-5 under the Exchange Act. In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. In addition, the tender offer will be conditioned on public shareholders not tendering more than the number of public shares we are permitted to redeem. If public shareholders tender more shares than we have offered to purchase, we will withdraw the tender offer and not complete such initial business combination.
Limitation on redemption rights of shareholders holding more than 15% of the public shares sold in this offering if we hold a shareholder vote
Notwithstanding the foregoing redemption rights, if we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our amended and restated memorandum and articles of association will provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its public shares with respect to more than an aggregate of 15% of the public shares sold in this offering, without our prior consent. We believe the restriction described above will discourage shareholders from accumulating large blocks of shares, and subsequent attempts by such holders to use their ability to redeem their shares as a means to force us or our management to purchase their shares at a significant premium to the then-current market price or on other undesirable terms. Absent this provision, a public shareholder holding more than an aggregate of 15% of the public shares sold in this offering could threaten to exercise its redemption rights against a business combination if such holder’s shares are not purchased by us, our sponsor or our management team at a premium to the then-current market price or on other undesirable terms. By limiting our shareholders’ ability to redeem to no more than 15% of the public shares sold in this offering, we believe we will limit the ability of a small group of shareholders to unreasonably attempt to block our ability to complete our initial business combination, particularly in connection with a business combination with a target that requires as a closing condition that we have a minimum net worth or a certain amount of cash. However, we would not be restricting our shareholders’ ability to vote all of their shares (including all shares held by those shareholders that hold more than 15% of the public shares sold in this offering) for or against our initial business combination.

SPAC Additional Financing Plans, Impact on Security Holders [Text Block]
Additional financing
We intend to effectuate our initial business combination using cash from the proceeds of this offering, the sale of the private placement units, our equity, debt or a combination of these as the consideration to be paid in our initial business combination. Generally, the issuance of additional shares in a business combination:
•	may significantly dilute the equity interest of investors in this offering, which dilution would increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of
Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares;
•	may subordinate the rights of holders of Class A ordinary shares if preference shares are issued with rights senior to those afforded to Class A ordinary shares;
•
could cause a change in control if a substantial number of Class A ordinary shares are issued, which may affect, among other things, the post-business combination company’s ability to use its net operating loss carry forwards, if any, and could result in the resignation or removal of officers and directors;

•
may have the effect of delaying or preventing a change of control of the post-business combination company by diluting the share ownership or voting rights of a person seeking to obtain control of the post-business combination company;

•	may adversely affect prevailing market prices for our units, Class A ordinary shares and/or warrants; and
•	may not result in adjustment to the exercise price of our warrants.
We may issue shares to investors in private placement transactions (so-called PIPE transactions) in order to complete an initial business combination and provide sufficient liquidity and capital to the post-business combination entity. As of the date of this prospectus, we have no commitments to issue any shares in connection with such a transaction. The price of the shares so issued in connection with an initial business combination may be less, and potentially significantly less, than $10.00 per share or the market price for our shares at such time. Any such issuances of equity securities at a price that is less than $10.00 or the prevailing market price of our shares at that time could be structured to ensure a return on investment to the investors and could dilute the interests of our existing shareholders in a manner that would not ordinarily occur in a traditional initial public offering and could result in both a reduction in the trading price of our shares to the price at which we issue such equity securities and fluctuations in the net tangible book value per share of the combined company’s securities following the completion of our initial business combination. We may also provide price protection or other incentives, or issue convertible securities such as preferred equity or convertible debt, and the exercise or conversion price of those securities may be fixed or adjustable, and may be less, and potentially significantly less, than $10.00 per share or the market price for our shares at such time. Such issuances could also result in additional transaction costs related to our initial business combination compared to a traditional initial public offering, including the placement fees associated with the engagement of a placement agent in connection with PIPE transactions.
Although we have no commitments as of the date of this prospectus to issue any notes or other debt, or to otherwise incur debt following this offering, we may choose to pursue a business combination in connection with which we incur substantial debt. No issuance of debt will affect the per share amount available for redemption from the trust account. However, if we issue debt securities or otherwise incurs significant debt to banks or other lenders or the owners of a target, it could result in:
•	default and foreclosure on the assets of the post-business combination company if its operating revenues are insufficient to repay its debt obligations;
•
acceleration of the post-business combination company’s obligations to repay such indebtedness, even if it makes all principal and interest payments when due, if it breaches certain covenants that require the maintenance of certain financial ratios or reserves without a waiver or renegotiation of that covenant;

•	the post-business combination company’s immediate payment of all principal and accrued interest, if any, if the debt security is payable on demand;
•
the post-business combination company’s inability to obtain necessary additional financing if the debt security contains covenants restricting its ability to obtain such financing while the debt security is outstanding;

•
using a substantial portion of the post-business combination company’s cash flow to pay principal and interest on its debt, which will reduce the funds available for expenses, capital expenditures, acquisitions and other general corporate purposes;

•	limitations on the post-business combination company’s flexibility in planning for and reacting to changes in its business and in the industry in which it operates;
•	increased vulnerability to adverse changes in general economic, industry and competitive conditions and adverse changes in government regulation; and
•
limitations on the post-business combination company’s ability to borrow additional amounts for expenses, capital expenditures, acquisitions, debt service requirements, execution of its strategy and other purposes and other disadvantages compared to its competitors who have less debt.

For more information also see “Risk Factors—Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination—We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the founder shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks,” “Risk Factors—Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination—We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could dilute the interests of our existing shareholders and add costs,” “Risk Factors—Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination—We may issue notes or other debt, or otherwise incur substantial debt, to complete a business combination, which may adversely affect our leverage and financial condition and thus negatively impact the value of our shareholders’ investment in us,” or “Risk Factors—Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination—We may be unable to obtain additional financing to complete our initial business combination or to fund the operations and growth of a target business, which could compel us to restructure or abandon a particular business combination. If we do not complete our initial business combination, our public shareholders may receive only approximately $10.00 per public share, or less in certain circumstances, on the liquidation of our trust account.”

SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]
The below presentation (A) assumes that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement units, as further described in this prospectus, and (B) assumes the issuance of 20,000,000 Class A ordinary shares included in the public units sold in this offering (or 23,000,000 Class A ordinary shares included in the public units sold in this offering if the underwriters’ over-allotment option is exercised in full), 600,000 private placement shares included in the private placement units sold in a private placement in connection with this offering (or 660,000 private placement shares included in the private placement units sold in a private placement in connection with this offering if the underwriters’ over-allotment option is exercised in full) and 5,750,000 founder shares (up to 750,000 of which are assumed to be forfeited in the scenario in which the underwriters’ over-allotment option is not exercised in full).

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]
Generally, the dilution that our public shareholders will experience increases the more public shares are redeemed. The issuance of additional ordinary or preference shares may also significantly dilute the equity interest of investors in this offering, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares. In addition, because of the anti-dilution protection in the founder shares, any equity or equity-linked securities issued in connection with our initial business combination would be disproportionately dilutive to our Class A ordinary shares. For more information on risks related to dilution also see “We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the founder shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks.”
Our public shareholders will experience dilution even if no public shares are redeemed in connection with an initial business combination or another redemption event, for instance upon the implementation by the directors of, following a shareholder vote, an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or (B) with respect to any other material provision relating to the rights of holders of our Class A ordinary shares.
However, while our public shareholders will experience dilution even if none of our public shares are redeemed, the dilution they will experience will decrease the more of our public shares remain issued and outstanding following a redemption event. For instance, if we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, officers, advisors or their affiliates may purchase units, public shares, warrants or equity-linked securities in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so. In the event of any such purchases of our shares prior to the completion of our initial business combination or if we enter into non-redemption agreements with certain of our shareholders, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases or shares subject to non-redemption agreements, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases and Other Transactions with Respect to Our Securities.”

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming the redemption of our public shares included in the public units offered hereby at varying levels in the scenarios in which the over-allotment option is not exercised and exercised in full:

As of September 30, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.55	$6.96	$3.04	$5.98	$4.02	$4.08	$5.92	$(1.24)	$11.24
Assuming No Exercise of Over-Allotment Option
$7.52	$6.92	$3.08	$5.94	$4.06	$4.02	$5.98	$(1.32)	$11.32

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Increase attributable to public shareholders	7.55	7.58	6.95	6.99	5.97	6.01	4.05	4.11	(1.29)	(1.21)
Pro forma net tangible book value after this offering and the sale of the private placement units	7.52	7.55	6.92	6.96	5.94	5.98	4.02	4.08	(1.32)	(1.24)
Dilution to public shareholders	$2.48	$2.45	$3.08	$3.04	$4.06	$4.02	$5.98	$5.92	$11.32	$11.24
Percentage of dilution to public shareholders	24.75%	24.49%	30.76%	30.44%	40.62%	40.22%	59.79%	59.23%	113.17%	112.36%
Numerator:
Net tangible book deficit before this offering	$(162,422)	$(162,422)	$(162,422)	$(162,422)	$(162,422)	$(162,422)	$(162,422)	$(162,422)	$(162,422)	$(162,422)
Net proceeds from this offering and the sale of the private placement units(1)	201,300,000	231,300,000	201,300,000	231,300,000	201,300,000	231,300,000	201,300,000	231,300,000	201,300,000	231,300,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	136,904	136,904	136,904	136,904	136,904	136,904	136,904	136,904	136,904	136,904
Less: Deferred underwriting commissions(2)	(8,000,000)	(9,200,000)	(8,000,000)	(9,200,000)	(8,000,000)	(9,200,000)	(8,000,000)	(9,200,000)	(8,000,000)	(9,200,000)
Less: Over-allotment liability	(647,000)	—	(647,000)	—	(647,000)	—	(647,000)	—	(647,000)	—
Less: Amounts paid for redemptions(3)	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
	$192,627,482	$222,074,482	$142,627,482	$164,574,482	$92,627,482	$107,074,482	$42,627,482	$49,574,482	$(7,372,518)	$(7,925,518)

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Denominator:
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered and sale of private placement units	20,600,000	23,660,000	20,600,000	23,660,000	20,600,000	23,660,000	20,600,000	23,660,000	20,600,000	23,660,000
Less: Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
	25,600,000	29,410,000	20,600,000	23,660,000	15,600,000	17,910,000	10,600,000	12,160,000	5,600,000	6,410,000

(1)
Expenses applied against gross proceeds include offering expenses of approximately $700,000 and underwriting commissions of $4,000,000 or $4,600,000 if the underwriters exercise their over-allotment option (excluding deferred underwriting fees). See “Use of Proceeds.”

(2)
$0.20 per unit, or $4,000,000 in the aggregate (or $4,600,000 in the aggregate if the underwriters’ option to purchase additional units is exercised in full), is payable upon the closing of this offering. $0.40 per share, or $8,000,000 in the aggregate (or $9,200,000 in the aggregate if the underwriters’ option to purchase additional units is exercised in full) is payable to the underwriters for deferred underwriting commissions and will be placed in a trust account located in the United States as described herein. The deferred commissions will be fully earned by the underwriters upon the payment of the purchase price for the units purchased by the underwriters on the closing of this offering and will be released to the underwriters only on and concurrently with completion of an initial business combination.

(3)
If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, officers, advisors or their affiliates may purchase units, public shares, warrants or equity-linked securities in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so. In the event of any such purchases of our shares prior to the completion of our initial business combination or if we enter into non-redemption agreements with certain of our shareholders, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases or shares subject to non-redemption agreements, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases and Other Transactions with Respect to Our Securities.”